Fair Value Measurements - Schedule of Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value at Issuance Date and on Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)
$ in Thousands
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	$ 70,843	$ 4,925	$ 17,497
Total Liabilities	12,018
Level 1 | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	12,018
Level 1 | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	70,843	4,925	17,497
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	71,684	2,551	900
Level 3 | Legacy Allurion Common Stock Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	922
Level 3 | Revenue Interest Financing
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	36,600
Level 3 | PIPE Conversion Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	5,440
Level 3 | Earn-out Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	28,710
Level 3 | Derivative Liability-Success Fee
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	12	180	159
Level 3 | Series C Common Stock Warrant Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities		340	137
Level 3 | Series B Preferred Stock Warrant Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities		303	125
Level 3 | Series A-1 Preferred Stock Warrant Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities		82	30
Level 3 | Other Common Stock Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities		255	94
Level 3 | Series C Preferred Stock Warrant Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities		684	326
Level 3 | Series D-1 Preferred Stock Warrant Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities		707
Level 3 | MLSC Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities			29
Total Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	70,843	4,925	17,497
Total Liabilities	83,702	2,551	900
Total Carrying Value | Legacy Allurion Common Stock Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	922
Total Carrying Value | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	12,018
Total Carrying Value | Revenue Interest Financing
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	36,600
Total Carrying Value | PIPE Conversion Option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	5,440
Total Carrying Value | Earn-out Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	28,710
Total Carrying Value | Derivative Liability-Success Fee
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities	12	180	159
Total Carrying Value | Series C Common Stock Warrant Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities		340	137
Total Carrying Value | Series B Preferred Stock Warrant Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities		303	125
Total Carrying Value | Series A-1 Preferred Stock Warrant Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities		82	30
Total Carrying Value | Other Common Stock Warrant Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities		255	94
Total Carrying Value | Series C Preferred Stock Warrant Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities		684	326
Total Carrying Value | Series D-1 Preferred Stock Warrant Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities		707
Total Carrying Value | MLSC Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities			29
Total Carrying Value | Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	$ 70,843	$ 4,925	$ 17,497